Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Stock Options and Warrants

Options

In June 2000 and November 2009, our Board of Directors adopted, and our shareholders approved, the 2000 Incentive Compensation Plan (“2000 Plan”) and the 2009 Long-Term Incentive Plan (“2009 Plan”), respectively (together the “Plans”). The Plans provide for the granting of options to qualified employees of the Company, independent contractors, consultants, directors and other individuals. The Company’s Board of Directors approved and made available 11,093,882 and 15,000,000 shares of common stock to be issued pursuant to the 2000 Plan and the 2009 Plan, respectively. The 2000 Plan permits grants of options to purchase common shares authorized and approved by our Board of Directors and shareholders for issuance prior to the enactment of the 2000 Plan. The Plans permit grants of options to purchase common shares authorized and approved by the Company’s Board of Directors.

The average fair value of options granted at market during nine months ended September 30, 2011 and 2010 was $0.27 and $0.22 per option, respectively. There were no options exercised during the nine months ended September 30, 2011 and 2010.

The following summarizes the information relating to outstanding stock options activity with employees during 2011 and 2010:

	Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	14,897,757	$0.25	7.19	$946,754
Granted	2,535,000	$0.33
Expired/Forfeited	(136,667)	$0.11
Outstanding at September 30, 2011	17,296,090	$0.32	6.79	$1,516,086
Exercisable at September 30, 2011	16,061,854	$0.32	6.62	$1,433,926

Stock compensation expense was approximately $41,000 and $671,100 for the three and nine months ended September 30, 2011, respectively, and approximately $70,800 and $549,300 for the three and nine months ended September 30, 2010, respectively. The total fair value of shares vested during the nine months ended September 30, 2011 and 2010 was approximately $527,200 and $509,943, respectively.

As of September 30, 2011, there was approximately $271,000 of unrecognized employee stock-based compensation expense related to non vested stock options, of which $39,500, $157,000, $70,900 and $3,400 is expected to be recognized for the remainder of the fiscal year ending December 31, 2011, and for the fiscal years ending 2012, 2013 and 2014, respectively.

The following table represents our non-vested share-based payment activity with employees for the nine months ended September 30, 2011:

	Number of Options	Weighted Average Grant Date Fair Value
Nonvested options - December 31, 2010	1,063,194	$0.25
Granted	2,535,000	$0.27
Vested	(2,363,958)	$0.22
Nonvested options – September 30, 2011	1,234,236	$0.13

Warrants

At September 30, 2011, the Company had outstanding warrants to purchase the Company’s common stock which were issued in connection with multiple financing arrangements and consulting agreements. Information relating to these warrants is summarized as follows:

Warrants	Remaining Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Warrants-Daily Financing	197,055	.24	$0.55
Warrants-Additional Financing	428,637	.96	$0.40
Warrants-Robb Trust Note	50,000	.68	$0.55
Warrants-Financings (2007, 2008 and 2011)	17,000,000	2.01	$0.30
Warrants-Placement Agent Warrants	401,333	1.34	$0.25
Warrants-Tangredi	3,000,000	1.51	$0.36
Warrants-Ehrenberg	250,000	1.85	$0.30
Warrants-Consulting Agreements	825,000	3.02	$0.31
Warrants-Note Conversions	2,302,538	2.67	$0.39
Warrants-Stock Purchases	1,720,770	3.75	$0.40
Warrants-Mandelbaum	50,000	2.59	$0.19
Warrants-Services	400,000	3.31	$0.50
To	26,625,333

Common Stock Issued For Services

The Company issued 207,692 shares of common stock during the nine months ended September 30, 2011 valued at $74,769 for legal services. For the three and nine months ended September 30, 2011, the Company has recorded $19,211 and $55,557, respectively, as legal expense related to these services in its statements of operations.

On September 6, 2011, the Company issued 202,703 shares of common stock valued at $75,000 to legal counsel, Richardson and Patel, LLP, in settlement of accounts payable for services rendered.

The Company entered into an agreement for consulting services in April 2010. The term of the agreement is for seventeen months and calls for the Company to issue the consultant 100,000 shares of common stock upon execution of the agreement and an additional 100,000 shares of common stock after six months of service. The agreement also calls for a monthly cash payment of $6,000 for the first six months and $7,500 per month for the remainder of the agreement. The Company has fair valued the initial 100,000 shares of common stock at $53,000 and the additional 100,000 shares of common stock at $36,000 and is expensing the fair value of those shares over life of the agreement. For the three and nine months ended September 30, 2010, the Company has recorded $26,500 and $48,583 as consulting expense on its statement of operations.

The Company issued 207,692 shares of common stock during the three months ended September 30, 2010 valued at $64,384 for legal services. For the three and nine months ended September 30, 2010, the Company has recorded $16,096 and $48,288 as legal expense in its statement of operations.

On November 4, 2010, the Company entered into an agreement for legal services relating to our pending public offering in exchange for 375,000 shares of Common Stock valued at $165,000. This cost is included in deferred offering costs in the accompanying balance sheet.

In June 2000 and November 2009, our Board of Directors adopted, and our shareholders approved, the 2000 Plan and 2009 Plan, respectively (together the “Plans”). The Plans provide for the granting of options to qualified employees of the Company, independent contractors, consultants, directors and other individuals. As of December 31, 2009, the Company’s Board of Directors approved and made available 15,000,000 shares of common stock to be issued pursuant to the 2009 Plan. The Plans permit grants of options to purchase common shares authorized and approved by the Company’s Board of Directors.

The average fair value of options granted at market during 2010 and 2009 was $0.25 and $0.31 per option, respectively. The total intrinsic value of options exercised during the years ended December 31, 2010 and 2009 was $0 and $3,250, respectively.

The following summarizes the information relating to outstanding stock options activity with employees during 2010 and 2009:

	Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2008	8,606,556	$0.26	7.58	$38,294
Granted	4,190,058	$0.21
Exercised	(25,000)	$0.17		$3,250
Forfeited or expired	(472,732)	$0.58

Outstanding at December 31, 2009	12,298,882	$0.26	7.64	$1,052,839
Granted	2,970,000	$0.30
Forfeited or expired	(371,125)	$0.32

Outstanding at December 31, 2010	14,897,757	$0.25	7.19	$946,754

Exercisable at December 31, 2010	13,834,563	$0.25	7.02	$940,594

Exercisable at December 31, 2009	11,951,021	$0.24	7.61	$1,034,594

Stock compensation expense was approximately $651,000 for the year ended December 31, 2010 and $1,580,000 for the year ended December 31, 2009, including approximately $75,000 that was accrued for warrants issued subsequent to year end. The total fair value of shares vested during the years ended December 31, 2010 and 2009 was approximately $556,000 and $1,549,000, respectively.

As of December 31, 2010, there was approximately $222,000 of unrecognized employee stock-based compensation expense related to non vested stock options, of which $129,000, $81,000 and $12,000 is expected to be recognized for the years ended December 31, 2011, 2012 and 2013, respectively.

The following table represents our non vested share-based payment activity with employees for the year ended December 31, 2010 and 2009:

	Number of Options	Weighted Average Grant Date Fair Value
Nonvested options - December 31, 2008	1,276,563	$0.37
Granted	4,190,058	$0.31
Forfeited	(30,334)	$0.17
Vested	(5,088,426)	$0.30

Nonvested options - December 31, 2009	347,861	$0.27
Granted	2,970,000	$0.25
Vested	(2,244,663)	$0.25
Forfeited	(10,004)	$0.28

Nonvested options - December 31, 2010	1,063,194	$0.25

Warrants

At December 31, 2010, the Company had outstanding warrants to purchase the Company’s common stock which were issued in connection with multiple financing arrangements and consulting agreements. Information relating to these warrants is summarized as follows:

Warrants	Remaining Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Warrants-Daily Financing	197,055	.98	$0.55
Warrants-Additional Financing	428,637	1.70	$0.40
Warrants-Robb Trust Note	50,000	1.42	$0.55
Warrants-Financing	14,750,000	1.99	$0.25
Warrants-Placement Agent Warrants	793,641	2.26	$0.25
Warrants-Tangredi	3,000,000	2.25	$0.36
Warrants-Ehrenberg	250,000	2.59	$0.30
Warrants-Consulting Agreement	825,000	3.77	$0.31
Warrants-Note Conversions	2,302,538	3.42	$0.39
Warrants-Stock Purchases 2009	758,270	3.40	$0.34
Warrants-Mandelbaum	50,000	3.33	$0.19
Warrants-Services	400,000	4.06	$0.50

Total	23,805,141

Common Stock Issued For Services

The Company entered into a consulting agreement in September of 2008. In October of 2009, the agreement was amended to extend the term for nine months. Company is to issue the consultant 10,000 shares of common stock in each of said nine months for total shares of 90,000, with no award of stock for January and February 2010. For the year ended December 31, 2010, the Company has issued 106,000 shares of common stock and recorded $44,050 as consulting expense on its statement of operations.

The Company entered into an agreement for consulting services in April 2010. The term of the agreement is for twelve months and calls for the Company to issue the consultant 100,000 shares of common stock upon execution of the agreement and an additional 100,000 shares of common stock after six months of service. The agreement also calls for a monthly cash payment of $6,000 for the first six months and $7,500 per month for the remainder of the agreement. The Company has fair valued the initial 100,000 shares of common stock at $53,000 and the additional 100,000 shares of common stock at $36,000 and is expensing the fair value of those shares over life of the agreement. For the year ended December 31, 2010, the Company has recorded $68,000 as consulting expense on its statement of operations and included $21,000 as prepaid expenses in the balance sheet.

The Company issued 207,692 shares of common stock during the year ended December 31, 2010 valued at $64,384 for legal services to be provided from January 1, 2010 through December 31, 2010. For the year ended December 31, 2010, the Company has recorded $64,384 as legal expense in its statement of operations.

On November 4, 2010, the Company entered into an agreement for legal services in exchange for 375,000 shares of Common Stock valued at $150,000. For the year ended December 31, 2010, the Company has recorded $150,000 as prepaid expenses in the accompanying balance sheet.